Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

15. Commitments and contingencies

Operating lease as lessee

As disclosed in note 2, the Group has adopted ASC Topic 842 on 1 January, 2019. These lease payments have been recognized as “Other non-current assets”  and the current and non-current portions of lease liabilities have been recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities”  in the balance sheet as at 31 December 2019, except for short-term leases.

Contingencies

On November 26, 2019, a putative class action complaint captioned Shivakumar Ningappa v. X Financial, et al., No. 657033/2019, was filed in the Supreme Court of the State of New York, New York County against the Company, certain of our officers and directors, and the underwriters of our initial public offering, asserting violations of the Securities Act of 1933 based on our September 2018 initial public offering. Two additional lawsuits were subsequently filed in the same court, containing substantially identical allegations. On February 5, 2020, all three lawsuits were consolidated under the caption "In re X Financial Securities Litigation," No. 657033/2019, and a consolidated amended complaint was filed on February 14, 2020.

On December 9, 2019 a putative class action complaint captioned Xiangdong Chen v. X Financial, et al., No. 1:19-cv-06908-KAM-SJB, was filed in the Eastern District of New York against the Company and certain of our officers and directors, asserting violations of the Securities Act of 1933 based on our September 2018 initial public offering.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.